LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of Components of Long-Term Notes Payable
Other long-term liabilities as of September 30, 2022 and December 31, 2021 were as follows (in thousands):

	September 30, 2022	December 31, 2021
Deferred transaction costs payable	10,979	—
Cash election consideration payable	3,865	—
Standby agreement derivative liability	1,900	—
Deferred PIPE issuance costs payable	1,160	—
Warrant liability	—	561
Other long-term liabilities	84	173

Total	17,988	734

Nogin Inc [Member]
Debt Instrument [Line Items]
Schedule of Components of Long-Term Notes Payable
The components of the long-term notes payable, net as of December 31, 2021 are as follows:

First Tranche Notes	$10,000
First Tranche Notes Exit Fee	600
Second Tranche Notes	5,000
Second Tranche Notes Exit Fee	300
Third Tranche Notes	5,000
Third Tranche Notes Exit Fee	50

20,950
Less: Unamortized Exit Fee payment	(884)
Less: Unamortized warrant discount	(678)
Less: Unamortized debt issuance costs	(139)

$19,249

Schedule of Maturities of Long-Term Notes Payable
Scheduled maturities for the First, Second and Third Tranche Notes, inclusive of Exit Fee payments of the Company’s long-term notes payable as of December 31, 2021 were as follows:

2022	$—
2023	6,022
2024	5,000
2025	5,000
2026	4,928
Thereafter	—

Total	$20,950